Combined Consolidated Statements of Cash Flows (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cash flows from operating activities:
Net loss	$ (12,115,000)	$ (22,616,000)	$ (167,998,000)	$ (29,321,000)
Adjustments to reconcile net loss to cash flow provided by operating activities:
Gain on sale of properties	(23,711,000)	(23,710,000)		(43,000)
Depreciation	73,335,000	100,793,000	98,884,000	86,871,000
Amortization of deferred financing costs	2,322,000	3,083,000	3,781,000	3,839,000
Amortization of deferred management fees	750,000	1,000,000	1,000,000	1,000,000
Impairment loss			98,372,000	21,472,000
Preacquisition costs				(116,000)
Deferred income taxes				(1,123,000)
Unrealized gain on interest rate swaps	(58,000)	(58,000)	(149,000)	(374,000)
Changes in assets and liabilities:
Hotel receivables, net	(7,999,000)	(7,431,000)	(890,000)	1,340,000
Prepaid expense and other assets	328,000	2,048,000	1,006,000	1,792,000
Accounts payable and accrued expense	10,596,000	8,247,000	(6,130,000)	(1,714,000)
Advance deposits and deferred revenue	2,421,000	342,000	350,000	(341,000)
Accrued interest	1,131,000	2,380,000	626,000	(6,304,000)
Net cash flow provided by operating activities	47,000,000	64,078,000	28,852,000	76,978,000
Cash flows from investing activities:
Acquisition of hotel properties, net of cash acquired	(310,209,000)	(828,872,000)	(145,315,000)	(87,846,000)
Purchase deposit	(5,250,000)	(8,500,000)
Investment in loans			(12,917,000)
Improvements and additions to hotel properties	(8,543,000)	(15,984,000)	(20,028,000)	(35,975,000)
Additions to property and equipment		(80,000)	(584,000)	(2,487,000)
Advances from (repayments to) related parties	10,724,000	10,103,000		5,187,000
Repayments to related parties			(10,592,000)
Principal payments received		68,000	9,000
Other investing activities			20,000	154,000
Proceeds from sale of hotel properties	73,117,000	72,747,000
Funding of restricted cash reserves, net	(9,849,000)	(16,089,000)	(8,618,000)	(9,433,000)
Net cash flow used in investing activities	(250,010,000)	(786,607,000)	(198,025,000)	(130,400,000)
Cash flows from financing activities:
Borrowings under credit facility	383,506,000	589,146,000	150,983,000	57,765,000
Repayments under credit facility	(399,905,000)	(735,129,000)	(6,000,000)	(99,818,000)
Proceeds from mortgage loans	60,000,000	331,000,000	14,777,000	70,584,000
Payment of mortgage principal	(71,729,000)	(79,706,000)	(10,808,000)	(6,300,000)
Payment of member distributions	(28,526,000)	(28,971,000)	(39,000)	(6,405,000)
Proceeds from partner contributions	295,929,000	801,750,000	48,911,000	204,300,000
Proceeds from issuance of preferred shares				250,000
Payment of preferred offering costs				(60,000)
Payment of partner distributions	(23,249,000)	(31,003,000)	(33,001,000)	(92,523,000)
Payment of preferred unitholder distributions	(32,000)	(62,000)	(62,000)	(61,000)
Payment of deferred financing costs	(4,093,000)	(8,424,000)	(387,000)	(2,026,000)
Net cash flow provided by financing activities	211,901,000	838,601,000	164,374,000	125,706,000
Net change in cash and cash equivalents	8,891,000	116,072,000	(4,799,000)	72,284,000
Cash and cash equivalents, beginning of period	151,382,000	151,382,000	156,181,000	83,897,000
Cash and cash equivalents, end of period	$ 160,273,000	$ 267,454,000	$ 151,382,000	$ 156,181,000